Operating Leases - Summary of Supplemental Information Related to Group's Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Cash paid for operating leases	¥ 6,126	¥ 8,913	¥ 17,438
Right-of-use assets increased due to lease modification	¥ 9,013	¥ 832	¥ 982